Income Taxes (Captions of Net Deferred Tax Assets and Liabilities Reflected in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Other assets	¥ 49,964	¥ 51,815
Deferred income taxes-non-current liabilities	(258,859)	(271,220)
Net deferred tax liabilities	¥ (208,895)	¥ (219,405)